Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Current Liabilities [Abstract]
Statutory liabilities	$ 23,188	$ 26,820
Employee related payables	8,250	8,467
Refund due to customers	51,011	45,870
Deferred income		105
Other liabilities (related to business combination) (refer note 7 (c) and 7 (e))	4,390
Total	$ 86,839	$ 81,262